Label	Element	Value
AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS) | Invesco High Yield Bond Factor Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED SEPTEMBER 20, 2023 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR:
Invesco World Bond Factor Fund
Invesco High Yield Bond Factor Fund
(each a “Fund” and collectively the “Funds”):
This supplement amends the Summary and Statutory Prospectuses and Statements of Additional Information (“SAIs”) for the above referenced Funds and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and SAIs and retain it for future reference.
On September 19, 2023, the Board of Trustees of AIM Investment Funds (Invesco Investment Funds), on behalf of the Invesco World Bond Factor Fund, and the Board of Trustees of AIM Investment Securities Funds (Invesco Investment Securities Funds), on behalf of the Invesco High Yield Bond Factor Fund, each approved a Plan of Liquidation and Dissolution (the “Plan”), which authorizes the termination, liquidation and dissolution of each Fund. In order to effect such liquidations, each Fund will close to investments by new accounts after the close of business on October 20, 2023. Existing shareholders will continue to be able to invest in their Fund until the close of business on or about December 5, 2023 when no further purchases or exchanges into that Fund will be accepted as their Fund prepares for liquidation on or about December 19, 2023 (the “Liquidation Date”) as described below. A Fund liquidation may occur sooner if at any time before the Liquidation Date there are no shares outstanding in that Fund. A Fund liquidation may also be delayed or occur sooner if unforeseen or unusual circumstances arise or if otherwise determined by an officer of that Fund to be necessary or appropriate. Shareholders of each Fund may redeem their shares at any time prior to the Liquidation Date. Each Fund reserves the right, in its discretion, to modify the extent to which sales of shares are limited prior to the Liquidation Date.
To prepare for the closing and liquidation of each Fund, each Fund’s portfolio managers may increase that Fund’s assets held in cash and similar instruments in order to pay for Fund expenses and meet redemption requests. As a result, each Fund may deviate from its stated investment strategies and policies and may no longer be managed to meet its investment objective. On or promptly after the Liquidation Date, each Fund will make a liquidating distribution to each remaining shareholder of the respective Fund equal to the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by the shareholder, and the Fund will be dissolved. If necessary, each Fund will declare and pay a dividend to distribute to each of its shareholders all of that Fund’s remaining investment company taxable income, if any, and all of that Fund’s net capital gain, if any (after reduction for any capital loss carry-forward) and any additional amounts necessary to avoid any excise tax. Alternatively, each Fund may, if eligible, treat some or all of such amounts distributed to each of its shareholders as being paid out as dividends as part of the liquidating distributions. Each Fund’s liquidation may be a taxable event to its shareholders. Please consult your tax advisor about the potential tax consequences.
At any time prior to the Liquidation Date, each Fund’s shareholders may redeem their Fund’s shares pursuant to the procedures set forth in the prospectus under “Redeeming Shares”, as it may be supplemented. Contingent deferred sales charges will be waived in connection with any redemptions prior to the Liquidation Date. Shareholders who wish to avoid being liquidated out of their Fund altogether may also exchange their shares prior to the Liquidation Date for shares of another Invesco fund, subject to minimum investment account requirements and other restrictions on exchanges as described in the prospectus under “Exchanging Shares”, as it may be supplemented. Any such redemption or exchange of Fund shares for shares of another Invesco fund, as eligible, will generally be considered a taxable event for federal income tax purposes, except for exchanges in a tax-advantaged retirement plan or account. Shareholders who hold their shares in a Fund through financial intermediaries should contact their financial representatives to discuss their options with respect to the liquidation and the distribution of their redemption proceeds.

Risk/Return [Heading]	rr_RiskReturnHeading	Invesco High Yield Bond Factor Fund
AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS) | Invesco High Yield Bond Factor Fund | Cash/Cash Equivalents Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The following information is added to the sections titled “Principal Risks of Investing in the Fund” and “Investment Objective(s), Strategies, Risks and Portfolio Holdings –- Risks” in the Summary and Statutory Prospectuses, respectively: Cash/Cash Equivalents Risk. To the extent the Fund holds cash or cash equivalents rather than securities or other instruments in which it primarily invests, the Fund risks losing opportunities to participate in market appreciation and may experience potentially lower returns than the Fund’s benchmark or other funds that remain fully invested.